Distribution Date:	06/12/23	GS Mortgage Securities Corporation II
Determination Date:	06/06/23
Next Distribution Date:	07/12/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-GC18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Wells Fargo Bank, National Association
Additional Information	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-16
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	26		Karlene Benvenuto		karlene.benvenuto@db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	27
		Controlling Class	BPC AS LLC
Historical Bond / Collateral Loss Reconciliation Detail	28-29	Representative
Interest Shortfall Detail - Collateral Level	30		-
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252RAC3	1.298000%	56,812,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252RAF6	2.924000%	116,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252RAJ8	3.801000%	216,747,000.00	128,134,366.29	1,834,404.27	405,865.61	0.00	0.00	2,240,269.88	126,299,962.02	32.81%	30.00%
A-4	36252RAM1	4.074000%	301,979,000.00	301,979,000.00	0.00	1,025,218.70	0.00	0.00	1,025,218.70	301,979,000.00	32.81%	30.00%
A-AB	36252RAQ2	3.648000%	87,793,000.00	9,798,871.99	4,625,817.59	29,788.57	0.00	0.00	4,655,606.16	5,173,054.40	32.81%	30.00%
A-S	36252RAZ2	4.383000%	68,210,000.00	68,210,000.00	0.00	249,137.02	0.00	0.00	249,137.02	68,210,000.00	22.24%	23.88%
B	36252RBC2	4.885000%	76,563,000.00	76,563,000.00	0.00	311,675.21	0.00	0.00	311,675.21	76,563,000.00	10.37%	17.00%
C	36252RBJ7	5.223136%	44,545,000.00	44,545,000.00	0.00	193,887.15	0.00	0.00	193,887.15	44,545,000.00	3.47%	13.00%
D	36252RAG4	5.223136%	55,682,000.00	22,366,420.70	0.00	71,304.84	0.00	0.00	71,304.84	22,366,420.70	0.00%	8.00%
E*	36252RAK5	3.722000%	22,273,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	6.00%
F	36252RAN9	3.722000%	12,528,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.88%
G	36252RAR0	3.722000%	54,290,128.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36252RAU3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,113,635,129.00	651,596,658.98	6,460,221.86	2,286,877.10	0.00	0.00	8,747,098.96	645,136,437.12

X-A	36252RAT6	1.184714%	847,754,000.00	508,122,238.28	0.00	501,649.55	52,320.85	0.00	553,970.40	501,662,016.42
X-B	36252RAW9	0.338136%	76,563,000.00	76,563,000.00	0.00	21,573.90	0.00	0.00	21,573.90	76,563,000.00
X-C	36252RAA7	5.223136%	22,273,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	36252RAD1	5.223136%	66,818,128.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,013,408,128.00	584,685,238.28	0.00	523,223.45	52,320.85	0.00	575,544.30	578,225,016.42

Deal Distribution Total					6,460,221.86	2,810,100.55	52,320.85	0.00	9,322,643.26

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252RAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252RAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252RAJ8	591.17019516	8.46334330	1.87253162	0.00000000	0.00000000	0.00000000	0.00000000	10.33587491	582.70685186
A-4	36252RAM1	1,000.00000000	0.00000000	3.39499998	0.00000000	0.00000000	0.00000000	0.00000000	3.39499998	1,000.00000000
A-AB	36252RAQ2	111.61336314	52.69005035	0.33930461	0.00000000	0.00000000	0.00000000	0.00000000	53.02935496	58.92331279
A-S	36252RAZ2	1,000.00000000	0.00000000	3.65249993	0.00000000	0.00000000	0.00000000	0.00000000	3.65249993	1,000.00000000
B	36252RBC2	1,000.00000000	0.00000000	4.07083330	0.00000000	0.00000000	0.00000000	0.00000000	4.07083330	1,000.00000000
C	36252RBJ7	1,000.00000000	0.00000000	4.35261309	0.00000000	0.00000000	0.00000000	0.00000000	4.35261309	1,000.00000000
D	36252RAG4	401.68134586	0.00000000	1.28057254	0.46779085	4.90108886	0.00000000	0.00000000	1.28057254	401.68134586
E	36252RAK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
F	36252RAN9	0.00000000	0.00000000	0.00000000	0.00000000	52.55785281	0.00000000	0.00000000	0.00000000	0.00000000
G	36252RAR0	0.00000000	0.00000000	0.00000000	0.00000000	65.73744788	0.00000000	0.00000000	0.00000000	0.00000000
R	36252RAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252RAT6	599.37462788	0.00000000	0.59173953	0.00000000	0.00000000	0.06171702	0.00000000	0.65345655	591.75423109
X-B	36252RAW9	1,000.00000000	0.00000000	0.28177971	0.00000000	0.00000000	0.00000000	0.00000000	0.28177971	1,000.00000000
X-C	36252RAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	36252RAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/23 - 05/30/23	30	0.00	405,865.61	0.00	405,865.61	0.00	0.00	0.00	405,865.61	0.00
A-4	05/01/23 - 05/30/23	30	0.00	1,025,218.70	0.00	1,025,218.70	0.00	0.00	0.00	1,025,218.70	0.00
A-AB	05/01/23 - 05/30/23	30	0.00	29,788.57	0.00	29,788.57	0.00	0.00	0.00	29,788.57	0.00
X-A	05/01/23 - 05/30/23	30	0.00	501,649.55	0.00	501,649.55	0.00	0.00	0.00	501,649.55	0.00
A-S	05/01/23 - 05/30/23	30	0.00	249,137.02	0.00	249,137.02	0.00	0.00	0.00	249,137.02	0.00
B	05/01/23 - 05/30/23	30	0.00	311,675.21	0.00	311,675.21	0.00	0.00	0.00	311,675.21	0.00
C	05/01/23 - 05/30/23	30	0.00	193,887.15	0.00	193,887.15	0.00	0.00	0.00	193,887.15	0.00
X-B	05/01/23 - 05/30/23	30	0.00	21,573.90	0.00	21,573.90	0.00	0.00	0.00	21,573.90	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	05/01/23 - 05/30/23	30	245,785.09	97,352.37	0.00	97,352.37	26,047.53	0.00	0.00	71,304.84	272,902.43
E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	N/A	N/A	658,444.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	658,444.78
G	N/A	N/A	3,568,894.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,568,894.46
Totals			4,473,124.33	2,836,148.08	0.00	2,836,148.08	26,047.53	0.00	0.00	2,810,100.55	4,500,241.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252RAZ2	4.383000%	68,210,000.00	68,210,000.00	0.00	249,137.02	0.00	0.00	249,137.02	68,210,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252RBC2	4.885000%	76,563,000.00	76,563,000.00	0.00	311,675.21	0.00	0.00	311,675.21	76,563,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252RBJ7	5.223136%	44,545,000.00	44,545,000.00	0.00	193,887.15	0.00	0.00	193,887.15	44,545,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			189,318,000.03	189,318,000.00	0.00	754,699.38	0.00	0.00	754,699.38	189,318,000.00

Exchangeable Certificate Details
PEZ	36252RBF5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

	Additional Information

Total Available Distribution Amount (1)	9,322,643.26
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	1
Aggregate Unpaid Principal Balance	13,037,181.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,850,265.31	Master Servicing Fee	11,395.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,610.35
Interest Adjustments	0.00	Trustee Fee	151.50
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	280.55
ARD Interest	0.00	Operating Advisor Fee	678.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,850,265.31	Total Fees	14,117.25

Principal		Expenses/Reimbursements
Scheduled Principal	1,239,496.54	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	22,547.53
Principal Prepayments	5,220,725.32	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,460,221.86	Total Expenses/Reimbursements	26,047.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	52,320.85	Interest Distribution	2,810,100.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,460,221.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	52,320.85
		Borrower Option Extension Fees	0.00
Total Other Collected	52,320.85	Total Payments to Certificateholders and Others	9,322,643.26
Total Funds Collected	9,362,808.02	Total Funds Distributed	9,362,808.04

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	651,596,658.98	651,596,658.98	Beginning Certificate Balance	651,596,658.98
(-) Scheduled Principal Collections	1,239,496.54	1,239,496.54	(-) Principal Distributions	6,460,221.86
(-) Unscheduled Principal Collections	5,220,725.32	5,220,725.32	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	645,136,437.12	645,136,437.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	652,802,399.08	652,802,399.08	Ending Certificate Balance	645,136,437.12
Ending Actual Collateral Balance	646,396,613.76	646,396,613.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	25	175,962,301.40	27.28%	5	5.0599	NAP	Defeased	25	175,962,301.40	27.28%	5	5.0599	NAP
3,000,000 or less	2	2,887,469.91	0.45%	6	5.2745	3.177990	1.30 or less	11	185,623,397.71	28.77%	7	5.1620	1.008923
3,000,001 to 5,000,000	7	27,528,921.26	4.27%	6	5.2207	1.841734	1.31-1.40	3	27,730,062.05	4.30%	6	5.2447	1.347596
5,000,001 to 10,000,000	14	100,050,355.41	15.51%	6	5.1356	1.479726	1.41-1.50	2	93,231,040.83	14.45%	7	4.9285	1.451576
10,000,001 to 15,000,000	6	73,827,686.54	11.44%	6	5.2105	1.377619	1.51-1.60	2	22,856,809.58	3.54%	6	5.1535	1.554504
15,000,001 to 20,000,000	2	32,175,390.13	4.99%	7	5.3211	1.512443	1.61-1.70	3	33,251,905.11	5.15%	7	5.2299	1.626799
20,000,001 to 30,000,000	2	43,718,030.93	6.78%	7	5.0132	2.144810	1.71-1.80	2	11,492,436.44	1.78%	6	5.1951	1.724176
30,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 100,000,000	2	188,986,281.54	29.29%	7	4.9732	1.264884	1.91-2.00	3	27,484,201.09	4.26%	6	4.9587	1.918581
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.10	1	7,354,591.96	1.14%	5	4.9000	2.055600
Totals	60	645,136,437.12	100.00%	6	5.0812	1.512770	2.11-2.20	3	12,429,543.75	1.93%	6	5.4040	2.131034
							2.21 or greater	5	47,720,147.20	7.40%	6	4.8967	2.668673
							Totals	60	645,136,437.12	100.00%	6	5.0812	1.512770
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	38	175,962,301.40	27.28%	5	5.0599	NAP
							Defeased	38	175,962,301.40	27.28%	5	5.0599	NAP
Alabama	1	6,146,295.12	0.95%	6	5.5800	0.948300
							Industrial	1	4,910,883.00	0.76%	6	5.2460	2.141600
Alaska	1	15,937,782.13	2.47%	7	5.6080	1.101600
							Lodging	5	46,991,805.86	7.28%	7	5.4867	1.150021
Arizona	1	89,454,846.92	13.87%	7	4.9100	1.450900
							Mixed Use	6	147,747,319.63	22.90%	7	4.9456	1.632716
Florida	1	9,628,194.06	1.49%	6	5.0440	0.152100
							Multi-Family	4	30,869,952.91	4.79%	6	5.1987	2.008756
Georgia	1	6,462,446.15	1.00%	6	5.1900	0.925300
							Office	5	25,364,932.49	3.93%	6	5.1592	1.177699
Illinois	2	3,184,775.73	0.49%	5	5.1028	1.742724
							Retail	63	213,289,241.82	33.06%	7	5.0731	1.375767
Louisiana	8	115,055,771.80	17.83%	7	5.0685	1.147629
							Totals	122	645,136,437.12	100.00%	6	5.0812	1.512770
Maine	1	16,237,608.00	2.52%	7	5.0395	1.915700

Michigan	6	25,480,799.01	3.95%	6	5.1750	2.157708

Nebraska	1	123,957.08	0.02%	6	5.1900	0.934500

Nevada	2	12,944,652.98	2.01%	7	5.4234	1.482082

New Mexico	1	4,177,095.88	0.65%	6	5.8450	2.115600

New York	9	54,308,041.13	8.42%	7	5.1966	1.699698

North Carolina	2	12,265,474.96	1.90%	5	5.0385	2.090033

Ohio	13	25,355,732.84	3.93%	7	5.1755	1.613169

Oklahoma	3	838,901.48	0.13%	6	5.1900	0.934500

Pennsylvania	5	8,107,606.89	1.26%	5	5.2435	1.271434

Texas	24	56,708,839.86	8.79%	6	4.9190	1.694751

Virginia	1	6,462,950.27	1.00%	5	4.9100	1.911300

West Virginia	1	292,363.43	0.05%	6	5.1900	0.934500

Totals	122	645,136,437.12	100.00%	6	5.0812	1.512770

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	175,962,301.40	27.28%	5	5.0599	NAP	Defeased	25	175,962,301.40	27.28%	5	5.0599	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	15,783,642.82	2.45%	6	4.7152	2.424305	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	153,675,731.45	23.82%	6	4.9071	1.722775	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	16	216,336,078.81	33.53%	7	5.0878	1.288295	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	5	38,151,518.88	5.91%	7	5.3060	1.544775	49 months or greater	35	469,174,135.72	72.72%	7	5.0891	1.473028
	5.501% to 5.750%	4	41,050,067.88	6.36%	7	5.6428	1.013796	Totals	60	645,136,437.12	100.00%	6	5.0812	1.512770
	5.751% or greater	1	4,177,095.88	0.65%	6	5.8450	2.115600
	Totals	60	645,136,437.12	100.00%	6	5.0812	1.512770
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	175,962,301.40	27.28%	5	5.0599	NAP	Defeased	25	175,962,301.40	27.28%	5	5.0599	NAP
	60 months or less	35	469,174,135.72	72.72%	7	5.0891	1.473028	Interest Only	2	34,000,000.00	5.27%	7	4.8218	2.623118
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	33	435,174,135.72	67.45%	7	5.1100	1.383172
	Totals	60	645,136,437.12	100.00%	6	5.0812	1.512770	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	645,136,437.12	100.00%	6	5.0812	1.512770
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	25	175,962,301.40	27.28%	5	5.0599	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	456,136,953.74	70.70%	7	5.0717	1.496275
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	13,037,181.98	2.02%	7	5.7000	0.659700
	Totals	60	645,136,437.12	100.00%	6	5.0812	1.512770
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301490001	RT	New Orleans	LA	Actual/360	5.030%	431,828.71	166,080.11	0.00	N/A	01/06/24	--	99,697,514.73	99,531,434.62	06/06/23
2	304101129	MU	Phoenix	AZ	Actual/360	4.910%	378,864.71	152,470.00	0.00	N/A	01/01/24	--	89,607,316.92	89,454,846.92	06/01/23
6	695100240	SS	Various	Various	Actual/360	5.145%	55,793.76	20,552.22	0.00	N/A	01/06/24	--	12,593,342.95	12,572,790.73	06/06/23
7	695100241	SS	Tallahassee	FL	Actual/360	5.145%	35,773.41	13,177.51	0.00	N/A	01/06/24	--	8,074,502.63	8,061,325.12	06/06/23
8	695100242	SS	Bentonville	AR	Actual/360	5.145%	11,286.37	4,157.46	0.00	N/A	01/06/24	--	2,547,473.57	2,543,316.11	06/06/23
9	301490009	RT	Toledo	OH	Actual/360	5.161%	92,250.22	39,437.14	0.00	N/A	01/06/24	--	20,757,468.07	20,718,030.93	06/06/23
10	304101126	MU	New York	NY	Actual/360	4.880%	96,651.11	0.00	0.00	N/A	01/06/24	--	23,000,000.00	23,000,000.00	06/06/23
11	301490011	LO	Anchorage	AK	Actual/360	5.608%	77,113.19	30,621.22	0.00	N/A	01/06/24	--	15,968,403.35	15,937,782.13	06/06/23
12	301490012	RT	Bangor	ME	Actual/360	5.040%	70,590.81	29,168.27	0.00	N/A	01/06/24	--	16,266,776.27	16,237,608.00	06/06/23
13	304101113	RT	Various	Various	Actual/360	5.190%	51,238.22	70,792.19	0.00	N/A	12/06/23	--	11,464,827.28	11,394,035.09	06/06/23
14	301490014	MF	Fayetteville	NC	Actual/360	4.854%	67,230.49	27,797.69	0.00	N/A	09/06/23	--	16,084,491.04	16,056,693.35	06/06/23
16	301490016	OF	Columbus	OH	Actual/360	4.879%	59,417.18	30,589.50	0.00	N/A	12/06/23	08/06/23	14,142,364.84	14,111,775.34	06/06/23
18	304101109	SS	Various	MN	Actual/360	4.660%	67,214.03	0.00	0.00	N/A	09/06/23	--	16,750,000.00	16,750,000.00	06/06/23
19	695100244	MF	Baton Rouge	LA	Actual/360	5.330%	63,984.60	27,948.30	0.00	N/A	01/06/24	--	13,940,843.37	13,912,895.07	06/06/23
20	695100248	LO	Long Island City	NY	Actual/360	5.700%	64,151.39	32,710.65	0.00	N/A	01/06/24	--	13,069,892.63	13,037,181.98	02/06/20
22	695100236	MU	New York	NY	Actual/360	5.260%	61,197.60	21,725.89	0.00	N/A	12/06/23	--	13,511,061.42	13,489,335.53	05/06/23
23	304101104	MU	Lakeway	TX	Actual/360	4.950%	46,949.50	20,305.52	0.00	N/A	11/06/23	--	11,014,544.39	10,994,238.87	06/06/23
24	301490024	OF	Maitland	FL	Actual/360	5.044%	41,901.16	18,794.16	0.00	N/A	12/06/23	--	9,646,988.22	9,628,194.06	06/06/23
25	304101117	RT	Dallas	TX	Actual/360	4.700%	44,519.44	0.00	0.00	N/A	12/06/23	--	11,000,000.00	11,000,000.00	06/06/23
26	695100232	OF	Los Alamitos	CA	Actual/360	5.048%	39,438.81	19,125.04	0.00	N/A	12/06/23	--	9,072,882.52	9,053,757.48	06/06/23
27	301490027	RT	Various	TX	Actual/360	4.879%	37,658.63	19,522.08	0.00	N/A	11/06/23	--	8,963,436.59	8,943,914.51	06/06/23
28	301490028	MF	Various	Various	Actual/360	5.295%	41,015.30	19,958.64	0.00	N/A	11/06/23	--	8,995,406.15	8,975,447.51	06/06/23
29	301490029	OF	Houston	TX	Actual/360	4.891%	36,366.62	18,772.08	0.00	N/A	08/06/23	--	8,634,677.80	8,615,905.72	06/06/23
31	301490031	MF	Brownstown Twsp.	MI	Actual/360	5.230%	37,940.03	17,156.53	0.00	N/A	01/06/24	--	8,424,358.54	8,407,202.01	06/06/23
33	695100243	IN	Romulus	MI	Actual/360	5.220%	36,909.96	16,748.88	0.00	N/A	01/06/24	--	8,211,336.55	8,194,587.67	06/06/23
34	301490034	IN	Greensboro	NC	Actual/360	5.568%	39,156.07	15,761.95	0.00	N/A	10/06/23	--	8,166,588.40	8,150,826.45	06/06/23
35	301490035	MU	Cincinnati	OH	Actual/360	5.129%	35,171.57	16,578.08	0.00	N/A	12/06/23	09/06/23	7,963,423.33	7,946,845.25	06/06/23
36	301490036	LO	College Station	TX	Actual/360	5.031%	31,447.55	24,260.22	0.00	N/A	11/06/23	--	7,258,940.56	7,234,680.34	06/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	695100228	MF	Various	VA	Actual/360	5.174%	33,658.11	15,617.42	0.00	N/A	12/06/23	--	7,554,470.99	7,538,853.57	06/06/23
38	301490038	MF	Southfield	MI	Actual/360	4.930%	31,760.44	16,169.21	0.00	N/A	11/06/23	--	7,481,358.13	7,465,188.92	06/06/23
39	695100226	MU	Raleigh	NC	Actual/360	4.900%	31,099.81	16,002.19	0.00	N/A	11/06/23	--	7,370,594.15	7,354,591.96	06/06/23
40	695100238	RT	Las Vegas	NV	Actual/360	5.676%	29,135.80	32,276.37	0.00	N/A	01/06/24	--	5,961,085.02	5,928,808.65	06/06/23
42	301490042	MF	Houston	TX	Actual/360	4.981%	32,518.18	13,813.86	0.00	N/A	08/06/23	--	7,582,180.33	7,568,366.47	06/06/23
43	301490043	OF	Canonsburg	PA	Actual/360	5.250%	32,729.84	14,897.73	0.00	N/A	11/06/23	--	7,239,779.92	7,224,882.19	06/06/23
44	695100245	RT	Las Vegas	NV	Actual/360	5.210%	31,540.24	14,362.11	0.00	N/A	01/06/24	--	7,030,206.44	7,015,844.33	06/06/23
45	301490045	LO	Bryan	TX	Actual/360	5.045%	28,757.53	13,871.33	0.00	N/A	01/06/24	--	6,618,936.86	6,605,065.53	06/06/23
46	695100225	RT	Gainesville	VA	Actual/360	4.910%	27,378.44	12,471.66	0.00	N/A	11/06/23	--	6,475,421.93	6,462,950.27	06/06/23
48	695100237	RT	Hampton	GA	Actual/360	5.190%	28,932.62	11,381.64	0.00	N/A	12/06/23	--	6,473,827.79	6,462,446.15	06/06/23
49	695100233	RT	Montgomery	AL	Actual/360	5.580%	29,590.32	11,939.02	0.00	N/A	12/06/23	--	6,158,234.14	6,146,295.12	06/06/23
51	301490051	IN	West Sacramento	CA	Actual/360	4.811%	22,096.69	11,655.79	0.00	N/A	12/06/23	09/06/23	5,333,750.71	5,322,094.92	06/06/23
52	304101107	MU	Danville	IL	Actual/360	4.900%	22,076.49	5,232,084.61	0.00	N/A	11/06/23	--	5,232,084.61	0.00	06/06/23
53	695100231	OF	Various	Various	Actual/360	5.295%	23,622.29	10,509.85	0.00	N/A	12/06/23	--	5,180,801.22	5,170,291.37	06/06/23
55	301490055	MF	Thomasville	GA	Actual/360	5.100%	23,161.15	9,415.84	0.00	N/A	12/06/23	--	5,273,886.82	5,264,470.98	06/06/23
56	301490056	IN	Charlotte	NC	Actual/360	5.246%	22,229.81	10,059.61	0.00	N/A	12/06/23	--	4,920,942.61	4,910,883.00	06/06/23
57	301490057	RT	Mansfield	TX	Actual/360	4.750%	19,609.97	10,645.58	0.00	N/A	11/06/23	--	4,794,288.40	4,783,642.82	06/06/23
58	695100229	LO	Tucumcari	NM	Actual/360	5.845%	21,087.99	12,686.56	0.00	N/A	12/06/23	--	4,189,782.44	4,177,095.88	06/06/23
59	695100235	RT	Port Richey	FL	Actual/360	5.145%	18,392.23	8,620.82	0.00	N/A	09/06/23	--	4,151,355.23	4,142,734.41	06/06/23
60	301490060	RT	Troy	MI	Actual/360	5.367%	17,509.14	12,012.80	0.00	N/A	01/06/24	--	3,788,206.71	3,776,193.91	06/06/23
61	301490061	IN	McHenry	IL	Actual/360	5.106%	17,636.54	8,441.27	0.00	N/A	08/06/23	--	4,011,583.79	4,003,142.52	06/06/23
62	304101103	SS	Scottsdale	AZ	Actual/360	5.060%	17,455.16	8,488.58	0.00	N/A	11/06/23	--	4,006,029.26	3,997,540.68	06/06/23
63	695100227	MU	New York	NY	Actual/360	5.160%	15,398.97	11,328.77	0.00	N/A	12/06/23	--	3,465,635.12	3,454,306.35	06/06/23
64	304101101	LO	Indianapolis	IN	Actual/360	5.280%	15,765.85	11,280.00	0.00	N/A	11/06/23	--	3,467,562.45	3,456,282.45	06/06/23
65	304101115	MH	Phoenix	AZ	Actual/360	5.600%	15,520.56	10,020.28	0.00	N/A	12/06/23	--	3,218,549.22	3,208,528.94	06/06/23
66	695100230	OF	Frisco	TX	Actual/360	5.085%	14,662.61	7,018.53	0.00	N/A	12/06/23	--	3,348,583.40	3,341,564.87	06/06/23
68	304101108	RT	Aurora	IL	Actual/360	5.100%	13,577.92	6,511.22	0.00	N/A	11/06/23	--	3,091,745.65	3,085,234.43	06/06/23
69	301490069	MF	Desert Hot Springs	CA	Actual/360	5.542%	13,182.96	5,354.89	0.00	N/A	10/06/23	--	2,762,654.19	2,757,299.30	06/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
70	301490070	MH	Various	MI	Actual/360	5.100%	10,931.62	8,257.39	0.00	N/A	11/06/23	--	2,489,172.86	2,480,915.47	06/06/23
71	695100234	SS	Various	GA	Actual/360	5.130%	11,849.93	5,583.50	0.00	N/A	12/06/23	--	2,682,496.88	2,676,913.38	06/06/23
72	304101111	RT	Indianapolis	IN	Actual/360	5.160%	11,184.33	5,214.95	0.00	N/A	12/06/23	--	2,517,102.53	2,511,887.58	06/06/23
73	301490073	RT	Auburn Hills	MI	Actual/360	5.367%	8,359.09	5,735.06	0.00	N/A	01/06/24	--	1,808,538.06	1,802,803.00	06/06/23
74	301490074	MF	Southfield	MI	Actual/360	5.120%	4,792.24	2,282.09	0.00	N/A	11/06/23	--	1,086,949.00	1,084,666.91	06/06/23
Totals							2,850,265.31	6,460,221.86	0.00				651,596,658.98	645,136,437.12

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,329,372.03	2,012,433.09	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,805,150.00	4,622,062.87	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,808,719.86	2,116,847.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,310,004.99	772,979.57	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,029,358.69	1,739,987.95	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,403,834.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,198,330.74	386,664.26	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,824,372.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,027,192.00	0.00	--	--	06/06/23	4,601,798.02	231,368.24	74,166.62	3,638,080.89	1,571,878.37	0.00
22	1,379,207.00	0.00	--	--	--	0.00	0.00	82,807.14	82,807.14	0.00	0.00
23	1,113,159.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	331,658.81	67,654.91	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,526,723.80	364,335.67	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,166,269.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,191,075.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	770,542.89	871,143.35	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,608,632.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,070,413.53	304,727.31	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,186,593.89	306,579.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	621,382.28	207,282.59	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	820,144.32	208,294.34	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	971,730.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	915,949.38	241,064.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	525,734.00	121,557.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	611,536.00	134,966.10	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	531,453.47	151,664.08	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	866,233.84	242,827.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	880,694.20	225,388.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	668,346.58	184,006.53	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,063,395.40	971,268.29	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	537,959.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	370,599.31	0.00	--	--	--	0.00	0.00	0.00	0.00	2,151.13	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	487,971.76	145,667.28	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	445,363.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	169,117.67	148,237.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	410,149.99	449,477.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	61,978,371.98	16,997,116.94				4,601,798.02	231,368.24	156,973.76	3,720,888.03	1,574,029.50	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
52	304101107	5,220,725.32	Payoff w/ penalty	52,320.85	0.00
Totals		5,220,725.32		52,320.85	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/12/23	0	0.00	0	0.00	1	13,037,181.98	0	0.00	0	0.00	0	0.00	0	0.00	1	5,220,725.32	5.081163%	5.050869%	6
05/12/23	0	0.00	0	0.00	1	13,069,892.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.079807%	5.049633%	7
04/13/23	0	0.00	0	0.00	1	13,104,508.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.079910%	5.049730%	8
03/10/23	0	0.00	0	0.00	1	13,136,890.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.080007%	5.049822%	9
02/10/23	0	0.00	0	0.00	1	13,175,341.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.080117%	5.049926%	10
01/12/23	0	0.00	0	0.00	1	13,207,377.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.080212%	5.050017%	11
12/12/22	0	0.00	0	0.00	1	13,239,256.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.080306%	5.050106%	12
11/14/22	0	0.00	0	0.00	1	13,273,071.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.080404%	5.050199%	13
10/13/22	0	0.00	0	0.00	1	13,304,630.04	0	0.00	0	0.00	0	0.00	0	0.00	1	8,534,790.64	5.080496%	5.050287%	14
09/12/22	0	0.00	0	0.00	1	13,338,135.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.081758%	5.051740%	15
08/12/22	0	0.00	0	0.00	1	13,369,376.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.081848%	5.051825%	16
07/12/22	0	0.00	0	0.00	1	13,400,464.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.081937%	5.051910%	17
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	695100248	02/06/20	39	6	74,166.62	3,638,080.89	1,578,578.37	14,275,632.73	05/13/20	7
22	695100236	05/06/23	0	B	82,807.14	82,807.14	0.00	13,511,061.42
Totals					156,973.76	3,720,888.03	1,578,578.37	27,786,694.15
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		288,398,720	288,398,720	0		0
7 - 12 Months		356,737,717	343,700,535	13,037,182		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	645,136,437	632,099,255	0	0	13,037,182	0
May-23	651,596,659	638,526,766	0	0	13,069,893	0
Apr-23	652,915,738	639,811,230	0	0	13,104,508	0
Mar-23	654,143,979	641,007,089	0	0	13,136,890	0
Feb-23	655,623,076	642,447,735	0	0	13,175,341	0
Jan-23	656,839,411	643,632,033	0	0	13,207,377	0
Dec-22	658,050,394	644,811,138	0	0	13,239,257	0
Nov-22	659,341,998	646,068,926	0	0	13,273,072	0
Oct-22	660,541,974	647,237,344	0	0	13,304,630	0
Sep-22	670,375,637	657,037,501	0	0	13,338,136	0
Aug-22	671,581,273	658,211,896	0	0	13,369,377	0
Jul-22	672,781,605	659,381,141	0	0	13,400,465	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	695100248	13,037,181.98	14,275,632.73	15,500,000.00	05/01/23	766,887.00	0.65970	12/31/19	01/06/24	211
Totals		13,037,181.98	14,275,632.73	15,500,000.00		766,887.00

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	695100248	LO	NY	05/13/20	7

Borrower communications have ceased. Borrower engaged a Loan Advisor, who also has heard nothing from Borrower. Proceeding with Foreclosing Compliant filing and Application for Appointment of Receiver. Court has approved motion for appointment of a Re ceiver, which occured on 11/31/2021. Statement of Past Due Balance has been submitted to Court Referee, who has approved. Receiver has addressed Vendors, who are due payment, and hotel deferred maintenance.

Franchisor is paid current and reservation sy stem is now back on-line and functional. Two non-recourse sponsors were Served. One of the sponsors is deceased. New Change of Ownership PIP has been received and PM has priced the work to equal ~$3.3MM.

Two hotels in our comp set are converting to Hou sing. Will adjust STR reports to reflect these changes. Anticipate a 2nd Qtr 2023 Foreclosure. Legal Counsel sent formal letter to Courts requesting update status on confirmation of Referee's Report and Lender's motion to accept. Borrower has since fil ed a Motion to challenge appointment of the Reciever. Lender's counsel has filed an Answer. Continue to follow up with Court on periodic basis.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	301490011	16,947,564.44	5.60800%	16,947,564.44 5.60800%		10	08/05/20	07/06/20	09/08/20
23	304101104	11,667,345.24	4.95000%	11,667,345.24 4.95000%		10	08/18/20	08/06/20	09/08/20
35	301490035	8,493,167.32	5.12900%	8,493,167.32 5.12900%		10	08/26/20	07/06/20	09/08/20
Totals		37,108,077.00		37,108,077.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	301490002	01/12/22	85,230,384.92	20,700,000.00	26,210,371.44	3,683,495.76	26,210,371.44	22,526,875.68	62,703,509.24	0.00	(143,711.46)	62,847,220.70	62.84%
5	301490005	08/12/21	70,292,484.65	17,000,000.00	21,621,114.65	2,427,313.72	20,674,068.70	18,246,754.98	52,045,729.67	0.00	455,500.17	51,590,229.50	66.14%
15	301490015	01/12/22	15,042,664.56	8,900,000.00	9,820,067.91	1,286,425.62	9,498,290.23	8,211,864.61	6,830,799.95	0.00	359,574.12	6,471,225.83	36.97%
54	301490054	02/12/19	5,727,170.58	3,850,000.00	6,170,576.58	450,729.07	6,170,576.58	5,719,847.51	7,323.07	0.00	458.84	6,864.23	0.11%
67	301490067	01/10/20	3,149,061.09	2,650,000.00	2,999,350.58	1,194,468.50	2,831,125.62	1,636,657.12	1,512,403.97	0.00	21,236.27	1,491,167.70	38.93%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			179,441,765.80	53,100,000.00	66,821,481.16	9,042,432.67	65,384,432.57	56,341,999.90	123,099,765.90	0.00	693,057.94	122,406,707.96

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	301490002	04/13/23	0.00	0.00	62,847,220.70	0.00	0.00	430.34	0.00	0.00	62,847,220.70
		01/12/23	0.00	0.00	62,846,790.36	0.00	0.00	(1,404.28)	0.00	0.00
		11/14/22	0.00	0.00	62,848,194.64	0.00	0.00	13,537.39	0.00	0.00
		08/12/22	0.00	0.00	62,834,657.25	0.00	0.00	196.00	0.00	0.00
		07/12/22	0.00	0.00	62,834,461.25	0.00	0.00	268.22	0.00	0.00
		05/12/22	0.00	0.00	62,834,193.03	0.00	0.00	5,558.96	0.00	0.00
		04/12/22	0.00	0.00	62,828,634.07	0.00	0.00	123,912.99	0.00	0.00
		03/11/22	0.00	0.00	62,704,721.08	0.00	0.00	1,211.84	0.00	0.00
		01/12/22	0.00	0.00	62,703,509.24	0.00	0.00	62,703,509.24	0.00	0.00
5	301490005	04/13/23	0.00	0.00	51,590,229.50	0.00	0.00	576.84	0.00	0.00	51,590,229.50
		01/12/23	0.00	0.00	51,589,652.66	0.00	0.00	(73,911.57)	0.00	0.00
		04/12/22	0.00	0.00	51,663,564.23	0.00	0.00	6,009.00	0.00	0.00
		02/11/22	0.00	0.00	51,657,555.23	0.00	0.00	(284,040.45)	0.00	0.00
		12/10/21	0.00	0.00	51,941,595.68	0.00	0.00	2,797.00	0.00	0.00
		11/15/21	0.00	0.00	51,938,798.68	0.00	0.00	3,581.47	0.00	0.00
		10/13/21	0.00	0.00	51,935,217.21	0.00	0.00	(110,653.46)	0.00	0.00
		09/13/21	0.00	0.00	52,045,870.67	0.00	0.00	141.00	0.00	0.00
		08/12/21	0.00	0.00	52,045,729.67	0.00	0.00	52,045,729.67	0.00	0.00
15	301490015	04/13/23	0.00	0.00	6,471,225.83	0.00	0.00	(99,388.71)	0.00	0.00	6,471,225.83
		11/14/22	0.00	0.00	6,570,614.54	0.00	0.00	40.70	0.00	0.00
		08/12/22	0.00	0.00	6,570,573.84	0.00	0.00	(164,335.43)	0.00	0.00
		06/10/22	0.00	0.00	6,734,909.27	0.00	0.00	57.80	0.00	0.00
		05/12/22	0.00	0.00	6,734,851.47	0.00	0.00	(97,389.86)	0.00	0.00
		04/12/22	0.00	0.00	6,832,241.33	0.00	0.00	176.18	0.00	0.00
		03/11/22	0.00	0.00	6,832,065.15	0.00	0.00	1,265.20	0.00	0.00
		01/12/22	0.00	0.00	6,830,799.95	0.00	0.00	6,830,799.95	0.00	0.00
54	301490054	05/12/20	0.00	0.00	6,864.23	0.00	0.00	(276.92)	0.00	0.00	6,864.23
		04/13/20	0.00	0.00	7,141.15	0.00	0.00	(276.92)	0.00	0.00
		12/12/19	0.00	0.00	7,418.07	0.00	0.00	95.00	0.00	0.00
		02/12/19	0.00	0.00	7,323.07	0.00	0.00	7,323.07	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
67	301490067	09/13/21	0.00	0.00	1,491,167.70	0.00	0.00	251.42	0.00	0.00	1,491,167.70
		01/12/21	0.00	0.00	1,490,916.28	0.00	0.00	34.22	0.00	0.00
		08/12/20	0.00	0.00	1,490,882.06	0.00	0.00	70.00	0.00	0.00
		07/10/20	0.00	0.00	1,490,812.06	0.00	0.00	353.58	0.00	0.00
		05/12/20	0.00	0.00	1,490,458.48	0.00	0.00	(22,375.99)	0.00	0.00
		02/12/20	0.00	0.00	1,512,834.47	0.00	0.00	430.50	0.00	0.00
		01/10/20	0.00	0.00	1,512,403.97	0.00	0.00	1,512,403.97	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	122,406,707.96	0.00	0.00	122,406,707.96	0.00	0.00	122,406,707.96

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
20	0.00	0.00	3,500.00	0.00	0.00	22,547.53	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	22,547.53	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,047.53

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31